Related party transactions	12 Months Ended
Jul. 31, 2025
Related party transactions

4. Related party transactions

The Company’s related party, TTNP, an affiliate company, made several payments as formation and accrued offering costs on behalf of the Company. The payments were non-trade in nature, unsecurities, non-interest bearing and repayable on demand. The amount due to TTNP amounted to US$3,947 and US$147,120 as of July 31, 2024 and 2025.

TALENTEC SDN. BHD. [Member]
Related party transactions

12.	RELATED PARTY TRANSACTIONS

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group
3	The Sire Group Ltd.*	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.

Transactions with related parties

Significant transactions with related parties were as follows:

		For the years ended July 31,
Related party	Nature	2024	2025
HO SAY SAN	Borrowing from a related party	$111,690	$-
	Repayment of the borrowing from a related party	143,602	-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	355,450	-

Balances with related parties

Amounts due to related parties were as follow:

		As of July 31,
Related party	Nature	2024	2025
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	358,626	-
Total amount due to a related party		$358,626	$-

Guarantee provided by related parties

HO SAY SAN and CHOO YEOW provided guarantee for the Group’s bank borrowings (Refer to Note 7).

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)